Fair value of financial instruments - Level 3 financial instruments (Details) - EUR (€) € in Millions	May 31, 2024	Sep. 30, 2025	Mar. 31, 2025
Zegona, equity investment | Vodafone Spain
Fair value of financial instruments
Non-cash consideration	€ 900
Level 3 | Zegona, equity investment
Fair value of financial instruments
Redeemable preference shares received on disposal of subsidiary, redemption period	6 years
Financial assets		€ 960	€ 937
Level 3 | Zegona, equity investment | Financial assets at fair value through profit or loss, category [member]
Fair value of financial instruments
Financial assets		960	€ 937
Increase (decrease) in financial assets from reasonably possible decrease in volatility assumption		€ 0
Level 3 | Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Fair value of financial instruments
Percentage of reasonably possible increase or decrease in volatility assumption		10.00%